Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	21
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		February 11, 2012
Closing Date:		March 7, 2012

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,397,373,464.10	83,457	4.60%	53.44
Original Adj. Pool Balance:		$1,364,698,133.80

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$331,000,000.00	23.687%	0.29984%		March 15, 2013
Class A-2 Notes	Fixed	$313,000,000.00	22.399%	0.55000%		June 16, 2014
Class A-3 Notes	Fixed	$450,000,000.00	32.203%	0.72000%		March 15, 2016
Class A-4 Notes	Fixed	$166,980,000.00	11.950%	0.95000%		December 15, 2016
Class B Notes	Fixed	$25,250,000.00	1.807%	1.51000%		February 15, 2017
Class C Notes	Fixed	$38,890,000.00	2.783%	2.10000%		June 15, 2017
Class D Notes	Fixed	$29,340,000.00	2.100%	2.61000%		May 15, 2018
Total Securities		$1,354,460,000.00	96.929%

Overcollateralization		$10,238,133.80	0.733%
YSOA		$32,675,330.30	2.338%
Total Original Pool Balance		$1,397,373,464.10	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$277,059,061.76	0.6156868	$249,259,232.51	0.5539094	$27,799,829.25
Class A-4 Notes	$166,980,000.00	1.0000000	$166,980,000.00	1.0000000	$-
Class B Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Class C Notes	$38,890,000.00	1.0000000	$38,890,000.00	1.0000000	$-
Class D Notes	$29,340,000.00	1.0000000	$29,340,000.00	1.0000000	$-
Total Securities	$537,519,061.76	0.3968512	$509,719,232.51	0.3763265	$27,799,829.25

Weighted Avg. Coupon (WAC)	4.66%		4.68%
Weighted Avg. Remaining Maturity (WARM)	36.55		35.79
Pool Receivables Balance	$575,521,890.19		$547,012,353.65
Remaining Number of Receivables	52,613		51,510

Adjusted Pool Balance	$564,813,024.44		$537,013,195.19

III. COLLECTIONS

Principal:
Principal Collections	$27,603,934.58
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$548,231.87
Total Principal Collections	$28,152,166.45

Interest:
Interest Collections	$2,203,221.73
Late Fees & Other Charges	$62,015.89
Interest on Repurchase Principal	$-
Total Interest Collections	$2,265,237.62

Collection Account Interest	$483.24
Reserve Account Interest	$122.72
Servicer Advances	$-

Total Collections	$30,418,010.03

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	21
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$30,418,010.03
Reserve Account Release					$-
Total Available for Distribution					$30,418,010.03
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$479,601.58		$479,601.58	$479,601.58
Collection Account Interest					$483.24
Late Fees & Other Charges					$62,015.89
Total due to Servicer					$542,100.71

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$166,235.44		$166,235.44
Class A-4 Notes		$132,192.50		$132,192.50

Total Class A interest:		$298,427.94		$298,427.94	$298,427.94

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$31,772.92		$31,772.92	$31,772.92

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$68,057.50		$68,057.50	$68,057.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,814.50		$63,814.50	$63,814.50

Available Funds Remaining:					$29,413,836.46

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$27,799,829.25

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$27,799,829.25
Class A-4 Notes				$-
Class A Notes Total:		$27,799,829.25		$27,799,829.25
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$27,799,829.25		$27,799,829.25

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					1,614,007.21

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$10,708,865.75
Beginning Period Amount	$10,708,865.75
Current Period Amortization	$709,707.29
Ending Period Required Amount	$9,999,158.46
Ending Period Amount	$9,999,158.46
Next Distribution Date Amount	$9,322,958.20

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Hyundai Auto Receivables Trust 2012-A
Monthly Servicing Report

Collection Period	November 2013
Distribution Date	12/16/13
Transaction Month	21
30/360 Days	30
Actual/360 Days	31

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,823,490.67
Beginning Period Amount	$6,823,490.67
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,823,490.67
Ending Period Amount	$6,823,490.67

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$27,293,962.68	$27,293,962.68	$27,293,962.68
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		4.83%	5.08%	5.08%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.30%	50,634	97.62%	$533,982,122.76
30 - 60 Days	1.33%	685	1.87%	$10,256,169.04
61 - 90 Days	0.30%	153	0.42%	$2,289,517.49
91 + Days	0.07%	38	0.09%	$484,544.36
		51,510		$547,012,353.65
Total
Delinquent Receivables 61 + days past due	0.37%	191	0.51%	$2,774,061.85
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.35%	182	0.48%	$2,775,147.32
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.32%	173	0.42%	$2,549,333.65
Three-Month Average Delinquency Ratio	0.35%		0.47%

Repossession in Current Period		43		$747,502.76
Repossession Inventory		67		$449,481.02

Charge-Offs
Gross Principal of Charge-Off for Current Period				$905,601.96
Recoveries				$(548,231.87)
Net Charge-offs for Current Period				$357,370.09

Beginning Pool Balance for Current Period				$575,521,890.19

Net Loss Ratio				0.75%
Net Loss Ratio for 1st Preceding Collection Period				0.26%
Net Loss Ratio for 2nd Preceding Collection Period				0.67%
Three-Month Average Net Loss Ratio for Current Period				0.56%

Cumulative Net Losses for All Periods				$7,703,118.96
Cumulative Net Losses as a % of Initial Pool Balance				0.55%

Principal Balance of Extensions				$2,746,040.23
Number of Extensions				173

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